Annual Total Returns- Alger Small Cap Focus Fund - I (Class I Shares) [BarChart] - Class I Shares - Alger Small Cap Focus Fund - AC - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.94%)	13.96%	38.19%	1.99%	1.83%	8.27%	28.93%	14.15%	24.16%	53.29%